Share-Based Payment - Summary of Non-vested Restricted Share Activity (Details) - Restricted Shares - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted	0	0
Number of shares, Forfeited	0	0
Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	34,175,373
Number of shares, Vested	11,391,791
Number of shares, Outstanding	22,783,582	34,175,373